Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,957,446	54,109,702	53,901,427	54,017,631
Effect of dilutive share options outstanding	491,671	742,751	454,278	857,820
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,449,117	54,852,453	54,355,705	54,875,451